General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General Information	Note 1
General Information
Corporate information
Cadeler A/S (the “Company” or the “Group”) is incorporated and domiciled in Denmark. The address of its registered office is Kalvebod
Brygge 43, DK-1560 Copenhagen, Denmark. The Company is listed on the New York Stock Exchange (ticker: CDLR) and the Oslo Stock
Exchange (ticker: CADLR).
The Group is a global leader in offshore wind installation, operations, and maintenance services headquartered in Copenhagen, Denmark.
The Group owns ten offshore jack-up Wind Turbine Installation
Vessels (WTIVs): Wind Orca, Wind Osprey, Wind Scylla, Wind Zaratan,
Wind Peak, and five vessels added during 2025, Wind Pace, Wind
Maker, Wind Keeper, Wind Ally and Wind Mover, the last of which was delivered in December 2025. In addition to wind farm
installation, these vessels can perform maintenance, construction, decommissioning, and other tasks within the offshore industry.
The consolidated financial statements of the Group are composed of the Financial Statements of Cadeler A/S and its subsidiaries (which are wholly owned by the Parent Company Cadeler A/S). For further information on the subsidiaries of Cadeler A/S please refer to Note
29.